Note 15 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense	$ 285,000	$ 288,000	$ 269,000